UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		"             WASHINGTON, D.C.   20549"

			FORM 13F  NT

			FORM 13F COVER PAGE

"REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:   MARCH 31, 2003"

Check here if Amendment  [   ];   Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement.
			      [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		BNP PARIBAS Asset Management, Inc.
Address:	200 Park Avenue

		"New York, New York    10166"

13F File Number:  28-2970

The institutional investment manager filing this report and the person by whom
it is signed hereby represent that the person signing the report is "authorized to submit it, that all information cotained herein is true, " "correct and complete, and that it is understood that all required items," "statements, schedules, lists, and tables, are considered integral parts " of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Pierre Vrilinck				Vincent Leconte
Title:	Officer					Officer
Phone:	33 (0) 1 58 97  77  99			33 (0)  1 58 97 20 40

	"Pierre Vrilinck, Paris,  France	Vincent  Lecomte, Paris, France"

Report Type   (Check only one.):

[    ] 	13F holdings Report.

[  x ]     	13F Notice.

[     ]	13F Combination Report

List of Other Managers Reporting for this Managers

028-5228 BNP Paribas Asset  Management  S.A.


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